Condensed Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,320,873)	$ (2,539,498)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	801,244	532,108
Depreciation and amortization	35,431	14,468
Shares for services	0	19,800
Increase/Decrease in Current Assets/Liabilities:
Prepaid expenses and other assets	(48,391)	1,214
Security deposits	(92,500)	0
Accounts payable and accrued expenses	530,250	163,974
Net cash used in operating activities	(4,094,839)	(1,807,934)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(260,789)	(77,124)
Net cash used in investing activities	(260,789)	(77,124)
Cash Flows from Financing Activities
Proceeds from private placement	923,994	4,142,666
Repayment to related party	0	(516)
Net cash provided by financing activities	923,994	4,142,150
Net increase in cash and cash equivalents	(3,431,634)	2,257,092
Cash and cash equivalents, at the beginning of the period	6,553,768	4,296,676
Cash and cash equivalents, at the end of the period	3,122,134	6,553,768
SUPPLEMENTAL DISCLOSURES:
Cash paid during the year for income tax	$ 1,600	$ 1,589